Income Tax (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax
Schedule of income before income taxes

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Income (loss) Before Income Taxes:
PRC	78,382,049	(3,029,769)	(32,340,085)
Other	(16,731,339)	(464,549,563)	(37,916,141)

Total	61,650,710	(467,579,332)	(70,256,226)

Schedule of expense (benefit) for income taxes

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Current Tax
PRC	18,153,060	17,257,121	16,813,520
Other	2,513,074	58,037	—

	20,666,134	17,315,158	16,813,520

Deferred Tax
PRC	(7,969,900)	(20,039,088)	(15,644,866)
Other	—	—	—

	(7,969,900)	(20,039,088)	(15,644,866)

Income tax expense (benefit)	12,696,234	(2,723,930)	1,168,654

Schedule of principal components of the deferred income tax assets/ liabilities

	As of December 31,
	2011	2012
	$	$
Deferred tax assets:
Accrued salary expenses	11,798,451	16,586,026
Bad debt provision	3,128,545	8,201,901
Net operating loss carry forwards	19,845,104	24,008,244
Advertising expenses temporarily non-deductible	4,345,753	9,415,848
Other	202,734	312,952

Gross deferred tax assets	39,320,587	58,524,971
Valuation allowance	(689,076)	(7,324,717)

Total deferred tax assets	38,631,511	51,200,254

Analysis as:
Current	22,077,959	41,212,042
Non-current	16,553,552	9,988,212

Deferred tax liabilities:
Amortization of intangible and other assets	40,108,863	36,925,632

Total deferred tax liabilities	40,108,863	36,925,632

Analysis as:
Current	—	—
Non-current	40,108,863	36,925,632

Schedule of movement of the valuation allowance

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Balance as of January 1,	157,085	183,392	689,076
Additions	21,110	484,262	6,625,864
Changes due to foreign exchange	5,197	21,422	9,777

Balance as of December 31,	183,392	689,076	7,324,717

Schedule of reconciliation between the provision for income tax computed by applying the statutory tax rate to income before income taxes and the actual provision for income taxes

	Years Ended December 31,
	2010	2011	2012
	$	$	$
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	12.10%	(24.26)%	(14.86)%
Effect of tax preference	(9.25)%	0.72%	(1.91)%
Effect of different tax rate of subsidiary operation in other jurisdiction	(0.34)%	(0.83)%	(2.14)%
Tax refund	(6.95)%	—	1.18%
Valuation allowance movement	0.03%	(0.10)%	(9.48)%
Other	—	0.05%	0.55%

	20.59%	0.58%	(1.66)%

Summary of aggregate amount and per share effect of the tax holiday
	Years Ended December 31,
	2010	2011	2012
	$	$	$
The aggregate dollar effect	9,530,020	3,046,393	(1,336,133)
Per share effect — basic	0.12	0.04	(0.01)
Per share effect — diluted	0.12	0.04	(0.01)